Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 03, 2017	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Sep. 30, 2016	Mar. 31, 2018	Dec. 31, 2016	Jun. 30, 2018	Mar. 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Sep. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Sep. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Sep. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Sep. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005433
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,978		$ 10,174		$ 10,638		$ 10,750		$ 11,545		$ 12,121		$ 12,662		$ 13,408		$ 13,759		$ 14,174		$ 15,177		$ 12,991		$ 15,509		$ 16,611		$ 16,501		$ 17,914		$ 14,078		$ 18,422		$ 19,756		$ 23,611		$ 23,518		$ 25,826		$ 25,877		$ 26,855		$ 23,482		$ 19,054		$ 19,105		$ 20,242		$ 21,796		$ 23,265		$ 21,837		$ 24,448		$ 27,148		$ 26,418		$ 28,136	$ 30,251	$ 28,088	$ 33,388	$ 34,450	$ 33,386
C000190557
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,541		$ 537,658		$ 569,489		$ 584,593		$ 602,408		$ 645,202		$ 552,531		$ 659,821		$ 706,849		$ 702,574		$ 762,896		$ 599,834		$ 785,150		$ 842,347		$ 1,006,938		$ 1,003,224		$ 1,102,411		$ 1,104,814		$ 1,146,745		$ 1,003,311		$ 814,646		$ 817,306		$ 866,039		$ 933,354		$ 996,507		$ 935,801		$ 1,048,235		$ 1,164,473		$ 1,133,581		$ 1,207,669		$ 1,299,250		$ 1,206,729		$ 1,435,060		$ 1,481,462		$ 1,436,184
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		509,345		532,629		566,383		562,733		584,617		626,264		536,695		612,065		637,130		644,537		703,172		556,211		678,731		741,226		850,050		904,001		978,489		977,494		1,068,182		1,011,798		842,816		805,188		863,017		924,984		1,002,560		969,939		1,087,028		1,195,942		1,234,403		1,311,296		1,345,826		1,282,277		1,423,215		1,539,579		1,576,573
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,058		$ 10,215		$ 10,684		$ 10,733		$ 11,473		$ 11,956		$ 12,588		$ 13,445		$ 13,737		$ 14,171		$ 15,244		$ 12,806		$ 15,319		$ 16,146		$ 16,038		$ 17,348		$ 13,872		$ 18,070		$ 19,763		$ 23,522		$ 23,389		$ 25,979		$ 25,781		$ 26,516		$ 23,180		$ 18,296		$ 18,176		$ 19,431		$ 21,206		$ 22,528		$ 21,351		$ 24,457		$ 26,779		$ 25,919		$ 27,614	$ 29,863	$ 27,736	$ 32,785	$ 33,696	$ 32,448
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 513,784		$ 540,928		$ 577,744		$ 590,307		$ 608,945		$ 655,070		$ 550,298		$ 658,272		$ 693,830		$ 689,157		$ 745,487		$ 596,091		$ 776,474		$ 849,258		$ 1,010,779		$ 1,005,066		$ 1,116,348		$ 1,107,864		$ 1,139,434		$ 996,089		$ 786,196		$ 781,062		$ 834,966		$ 911,248		$ 968,057		$ 917,487		$ 1,050,945		$ 1,150,749		$ 1,113,771		$ 1,186,627		$ 1,283,237		$ 1,191,868		$ 1,408,810		$ 1,447,965		$ 1,394,327